SHARE BASED PAYMENTS - Restricted Stock Units (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 AUD ($) EquityInstruments shares	Dec. 31, 2018 USD ($) EquityInstruments shares	Dec. 31, 2017 AUD ($) EquityInstruments	Dec. 31, 2017 USD ($) EquityInstruments	Dec. 31, 2016 AUD ($) EquityInstruments	Dec. 31, 2016 USD ($) EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding RSUs at beginning of period	3,380,337	3,380,337	2,378,220	2,378,220	1,243,434	1,243,434
Issued or Issuable	7,117,469	7,117,469	1,575,722	1,575,722	1,826,719	1,826,719
Converted to ordinary shares	(691,618)	(691,618)	(389,791)	(389,791)	(550,154)	(550,154)
Forfeited	(672,258)	(672,258)	(183,814)	(183,814)	(141,779)	(141,779)
Outstanding RSUs at end of period	9,133,930	9,133,930	3,380,337	3,380,337	2,378,220	2,378,220
Weighted average fair value at measurement date, RSUs, beginning of period | $	$ 2.19		$ 3.36		$ 5.53
Weighted average fair value at measurement date, RSUs, issued or issuable | $	0.27		0.88		1.84
Weighted average fair value at measurement date, RSUs, converted | $	4.68		4.34		5.43
Weighted average fair value at measurement date, RSUs, forfeited | $	2.60		1.54		5.88
Weighted average fair value at measurement date, RSUs, end of period | $	$ 0.47		$ 2.19		$ 3.36
Share based payments expense | $		$ 509		$ 1,868		$ 2,748
Restricted stock units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding RSUs at beginning of period	3,380,337	3,380,337
Issued or Issuable			1,575,722	1,575,722	1,699,219	1,699,219
Outstanding RSUs at end of period	9,133,930	9,133,930	3,380,337	3,380,337
Share based payments expense | $		$ 500		$ 2,100		$ 2,500
ASX | RSUs issued from option conversion
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued or Issuable					127,500	127,500
Employees | Restricted stock units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued or Issuable	7,117,469	7,117,469	1,575,722	1,575,722	1,699,220	1,699,220
Managing Director | Restricted stock units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued or Issuable	0	0	372,419	372,419	511,329	511,329
Managing Director | RSU subject to approval by shareholders
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares to be issued upon approval from shareholders | shares	3,127,480	3,127,480